Note 7 - Investment in Affiliates (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CLF	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Shanghai Teamhead Automobile Surveyors Co. Ltd [Member]	Dec. 31, 2014 Jiaxing [Member]	Dec. 31, 2013 Jiaxing [Member]	Dec. 31, 2013 Sincere Fame International Limited [Member]	Dec. 31, 2014 Jiaxing [Member]	Apr. 30, 2014 Jiaxing [Member]
Note 7 - Investment in Affiliates (Details) [Line Items]
Equity Method Investment, Ownership Percentage						40.00%		30.00%	20.60%
Business Acquisition, Percentage of Voting Interests Acquired							70.00%			100.00%	70.00%
Income (Loss) from Equity Method Investments	$ 4,940	30,649	30,649	20,621	14,658